Long-term debt - Schedule of debt (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2020	$ 1,544,551
New Loans	348,903
Prepaid	222,883
Repaid	160,777
Balance at December 31, 2020	$ 1,509,794
12-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2009
Original amount	$ 40,000
Balance at January 1, 2020	16,250
Prepaid	13,750
Repaid	2,500
Balance at December 31, 2020	$ 0
8-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2011
Original amount	$ 73,600
Balance at January 1, 2020	67,266
Repaid	6,406
Balance at December 31, 2020	$ 60,860
6-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2014
Original amount	$ 193,239
Balance at January 1, 2020	33,394
Repaid	2,473
Balance at December 31, 2020	$ 30,921
6-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination date	2014
Original amount	$ 78,744
Balance at January 1, 2020	68,256
Prepaid	65,921
Repaid	2,335
Balance at December 31, 2020	$ 0
8-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination date	2014
Original amount	$ 39,954
Balance at January 1, 2020	34,960
New Loans	3,789
Repaid	1,249
Balance at December 31, 2020	$ 37,500
5-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2015
Original amount	$ 35,190
Balance at January 1, 2020	29,325
Repaid	1,955
Balance at December 31, 2020	$ 27,370
7-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2015
Original amount	$ 35,190
Balance at January 1, 2020	28,592
Repaid	2,199
Balance at December 31, 2020	$ 26,393
7-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination date	2015
Original amount	$ 39,900
Balance at January 1, 2020	25,391
Repaid	3,627
Balance at December 31, 2020	$ 21,764
5-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination date	2015
Original amount	$ 82,775
Balance at January 1, 2020	46,561
Prepaid	37,922
Repaid	8,639
Balance at December 31, 2020	$ 0
6-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination date	2015
Original amount	$ 46,217
Balance at January 1, 2020	27,729
Prepaid	23,109
Repaid	4,620
Balance at December 31, 2020	$ 0
7-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination date	2015
Original amount	$ 44,800
Balance at January 1, 2020	33,600
Repaid	3,200
Balance at December 31, 2020	$ 30,400
12-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination date	2016
Original amount	$ 309,824
Balance at January 1, 2020	230,932
Repaid	21,502
Balance at December 31, 2020	$ 209,430
71/2-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2017
Original amount	$ 85,000
Balance at January 1, 2020	73,667
Repaid	5,667
Balance at December 31, 2020	$ 68,000
4-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2017
Original amount	$ 122,500
Balance at January 1, 2020	76,720
Prepaid	71,964
Repaid	4,756
Balance at December 31, 2020	$ 0
6-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination date	2018
Original amount	$ 80,000
Balance at January 1, 2020	68,765
Repaid	7,490
Balance at December 31, 2020	$ 61,275
5-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination date	2018
Original amount	$ 180,000
Balance at January 1, 2020	127,892
Repaid	23,122
Balance at December 31, 2020	$ 104,770
5-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination date	2018
Original amount	$ 44,000
Balance at January 1, 2020	39,300
Prepaid	10,217
Repaid	4,700
Balance at December 31, 2020	$ 24,383
5-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination date	2018
Original amount	$ 48,650
Balance at January 1, 2020	42,569
Repaid	6,081
Balance at December 31, 2020	$ 36,488
8-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination date	2018
Original amount	$ 82,752
Balance at January 1, 2020	56,892
New Loans	25,860
Repaid	3,448
Balance at December 31, 2020	$ 79,304
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination date	2018
Original amount	$ 62,500
Balance at January 1, 2020	59,500
Repaid	6,000
Balance at December 31, 2020	$ 53,500
6-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 88,150
Balance at January 1, 2020	69,520
Repaid	8,716
Balance at December 31, 2020	$ 60,804
5-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 38,250
Balance at January 1, 2020	35,063
New Loans	2,438
Repaid	6,819
Balance at December 31, 2020	$ 30,682
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 26,000
Balance at January 1, 2020	26,000
Repaid	5,200
Balance at December 31, 2020	$ 20,800
7-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 56,352
Balance at January 1, 2020	6,979
New Loans	49,373
Balance at December 31, 2020	$ 56,352
4.5-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 54,387
Balance at January 1, 2020	6,733
New Loans	47,458
Balance at December 31, 2020	$ 54,191
7-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 72,000
Balance at January 1, 2020	72,000
Repaid	4,800
Balance at December 31, 2020	$ 67,200
5-year term loan 13 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 71,036
Balance at January 1, 2020	69,695
Repaid	5,082
Balance at December 31, 2020	$ 64,613
5-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 36,000
Balance at January 1, 2020	36,000
Repaid	2,400
Balance at December 31, 2020	$ 33,600
5-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination date	2019
Original amount	$ 35,000
Balance at January 1, 2020	35,000
Repaid	3,182
Balance at December 31, 2020	$ 31,818
5-year term loan 14 [Member]
Debt Instrument [Line Items]
Origination date	2020
Original amount	$ 16,800
Balance at January 1, 2020	0
New Loans	16,380
Repaid	1,365
Balance at December 31, 2020	$ 15,015
2-year term loan [Member]
Debt Instrument [Line Items]
Origination date	2020
Original amount	$ 27,750
Balance at January 1, 2020	0
New Loans	13,875
Balance at December 31, 2020	$ 13,875
5-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination date	2020
Original amount	$ 70,000
Balance at January 1, 2020	0
New Loans	67,305
Balance at December 31, 2020	$ 67,305
5-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination date	2020
Original amount	$ 40,000
Balance at January 1, 2020	0
New Loans	39,800
Repaid	1,244
Balance at December 31, 2020	$ 38,556
6-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination date	2020
Original amount	$ 37,500
Balance at January 1, 2020	0
New Loans	37,125
Balance at December 31, 2020	$ 37,125
5-year term loan 12 [Member]
Debt Instrument [Line Items]
Origination date	2020
Original amount	$ 47,000
Balance at January 1, 2020	0
New Loans	45,500
Balance at December 31, 2020	$ 45,500